Consolidated Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 14.2%
136 River Apartments
TBD% - 5.940% due 09/01/2028 «~µ	$8,563	$8,560
TBD% due 09/01/2043 «~µ	3,183	3,183
3412 Victoria TBD% due 04/01/2044 «~µ	1,848	1,848
3981 Meier St. Los Angeles TBD% due 04/01/2044 «~µ	2,185	2,185
4345 Matilja TBD% due 04/01/2044 «~µ	2,594	2,594
5625 Case TBD% due 04/01/2044 «~µ	2,746	2,746
8911 Ramsgate TBD% due 04/01/2044 «~µ	2,762	2,762
AM Bidco Operations LLC TBD% - 8.500% (TSFR3M + 0.000%) due 10/21/2027 «~µ(f)	6,169	5,109
Ammons AT Asheville Highway 4.200% due 10/01/2041 «~(f)	10,049	8,915
Bellwood Senior Housing 4.280% due 10/01/2040 «~(f)	2,838	2,567
California Housing Finance Agency
TBD% due 04/01/2044 «~µ	2,331	2,331
TBD% - 5.840% due 04/01/2028 «~µ	24,665	24,625
Fairhaven Glen
TBD% due 12/12/2041 «~µ	500	500
TBD% - 6.024% due 01/01/2067 «~	9,400	9,374
TBD% - 9.710% due 11/01/2027 «~µ	7,400	7,385
Falcon PK
TBD% due 11/01/2026 «~µ	2,200	2,200
TBD% - 6.024% due 10/26/2063 «~µ	11,100	11,416
Laurel Wood Apartments TBD% - 6.500% due 01/01/2043 «~µ	9,395	9,402
Maple Oaks
TBD% due 06/01/2027 «~µ	3,170	3,169
6.200% due 12/01/2042 «~	5,852	5,802
Portland Place Capital Ltd. 7.250% due 10/31/2026 «~	14,335	14,319
Touro Shakespeare
TBD% due 01/01/2044 «~µ	735	735
TBD% - 6.500% due 06/01/2028 «~µ	5,880	5,868
West Branch & River Road 7.057% due 01/01/2043 «~	4,397	4,296

Total Loan Participations and Assignments (Cost $141,890)		141,891

MUNICIPAL BONDS & NOTES 152.0%
ALABAMA 4.3%
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	1,100	1,101
5.000% due 06/01/2055	3,800	3,856
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	10,000	10,425
Huntsville Public Building Authority, Alabama Revenue Bonds, Series 2022 5.000% due 02/01/2047	1,000	1,030
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	6,215	5,509
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,354
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	4,490	4,281
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	5,800	5,837

		42,393

ALASKA 0.7%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	4,695	4,746

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	19,400	2,086

		6,832

ARIZONA 8.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	4,800	113
Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (d)	6,557	3,401
5.125% due 01/01/2059	3,479	2,905
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055 ^(a)	4,700	3,760
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	3,000	2,873
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	21,865	20,214
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	16,320	13,960
Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,248
5.000% due 12/01/2037	34,000	35,909

		88,383

ARKANSAS 0.9%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,543
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	353
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	5,000	5,411

		9,307

CALIFORNIA 3.3%
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2032 (e)	11,400	11,646
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	2,600	2,626
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	255	255
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	9,700	9,805
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,810	1,746
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	12,500	1,253
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,310	1,374
6.500% due 11/01/2039	3,750	4,449

		33,154

COLORADO 6.4%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	10,000	9,705
4.000% due 11/15/2043	14,910	14,119
4.000% due 08/01/2049	8,000	6,901
5.000% due 08/01/2044	6,015	6,112
Colorado Health Facilities Authority Revenue Bonds, Series 2025 5.125% due 12/01/2055	3,500	3,399
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	3,945	3,203
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 12/01/2049	2,000	1,803
4.375% due 12/01/2054	2,000	1,786
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	4,723	4,825
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	6,000	5,965
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	2,430	2,877
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,050	1,933
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,275	991

		63,619

CONNECTICUT 2.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 2.550% due 07/01/2057	15,355	15,355

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047		5,680	5,791

			21,146

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2022
5.500% due 02/29/2036		1,625	1,841
5.500% due 08/31/2036		1,800	2,050
5.500% due 02/28/2037		1,850	2,104
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.000% due 10/01/2040		1,750	1,854

			7,849

FLORIDA 7.2%
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042		1,230	1,233
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041		6,240	6,055
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051		6,000	4,781
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044		1,200	1,168
5.250% due 07/01/2047		5,295	5,203
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050		7,150	6,045
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049		2,125	1,903
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041		10,000	10,185
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034		600	665
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046		2,500	2,489
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044		1,000	975
4.000% due 07/01/2046		1,000	932
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048		5,000	4,543
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047		7,250	7,333
Orlando Utilities Commission 5.000% due 10/01/2051 (e)	XXX	15,000	15,478
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047		$3,750	3,280

			72,268

GEORGIA 6.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044		3,895	3,897
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(a)		7,100	3,195
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046		10,000	10,012
Gainesville & Hall County, Georgia Hospital Authority Revenue Bonds, Series 2021 4.000% due 02/15/2051		3,800	3,293
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2055		5,000	5,248
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060		35,680	34,967
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037		850	868
5.000% due 01/01/2038		1,500	1,529
5.000% due 01/01/2049		2,000	1,999
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052		2,000	2,021

			67,029

ILLINOIS 11.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036		3,770	3,640
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046		11,000	10,058
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025 5.750% due 12/01/2050		3,800	3,803
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039		3,000	3,015
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047		5,000	5,001
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2048		9,530	9,687
Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025 5.000% due 12/01/2050		2,585	2,607

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	3,683	110
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	12,000	12,222
Illinois Finance Authority Revenue Bonds, Series 2026 6.500% due 03/01/2055	4,090	3,635
Illinois Finance Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	4,500	4,919
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	6,175	6,213
5.000% due 05/01/2041	3,000	3,040
Illinois State General Obligation Bonds, Series 2024 5.250% due 05/01/2048	3,750	3,830
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	2,400	2,502
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	12,500	12,537
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	10,000	2,733
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	1,000	663
0.000% due 12/15/2036 (c)	1,750	1,131
0.000% due 06/15/2037 (c)	1,000	629
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	15,400	15,944
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	2,750	2,371

		110,290

INDIANA 2.7%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	5,650	5,798
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(a)	6,115	306
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057	9,500	10,532
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,000	1,824
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,080	1,983
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.000% due 03/01/2053	4,500	4,633
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,080	1,989

		27,065

IOWA 2.7%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	21,200	23,893
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	3,575	3,020

		26,913

KANSAS 0.0%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(a)	639	57

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,220	1,220
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 05/01/2036	7,000	7,373
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2049	2,500	2,584

		11,177

LOUISIANA 4.2%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	15,000	14,151
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2041	1,100	1,185
5.000% due 07/01/2042	1,100	1,178
5.000% due 07/01/2043	1,000	1,064
5.000% due 07/01/2044	750	793
5.000% due 07/01/2045	375	393
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	7,750	7,801
5.000% due 05/15/2046	5,000	5,010
Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	2,600	2,813
6.350% due 10/01/2040	2,800	3,030

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

Port New Orleans Board of Commissioners, Louisiana Revenue Bonds, Series 2020 5.000% due 04/01/2047	4,290	4,300

		41,718

MAINE 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	1,846

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	1,000	933
4.250% due 07/01/2050	1,400	1,208

		2,141

MASSACHUSETTS 0.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,003
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(a)	673	0
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	4,500	4,354
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525

		6,882

MICHIGAN 2.9%
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, (CNTY Insured), Series 2021 5.000% due 01/01/2051	2,500	2,512
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	9,700	9,767
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	7,500	6,384
Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	150
5.000% due 09/01/2050	300	219
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	93
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	3,840	3,840
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	52,500	1,155
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	4,865

		28,985

MINNESOTA 1.2%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2047	1,590	1,545
Rochester, Minnesota Revenue Bonds, Series 2025 2.300% due 11/15/2064	5,975	5,975
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2054	4,000	4,022

		11,542

MISSISSIPPI 0.4%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 06/01/2050	3,750	3,836

MISSOURI 2.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,676
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	511
4.000% due 02/15/2039	600	585
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	5,100	5,404
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	7,710	7,591
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	4,000	4,107

		20,874

MONTANA 0.3%
Montana Facility Finance Authority Revenue Bonds, Series 2025 5.500% due 02/15/2055	2,650	2,758

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

MULTI-STATE 3.4%
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.534% due 11/25/2042		10,423	10,665
4.869% due 01/25/2043		5,666	5,903
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.140% due 01/25/2040		5,831	5,783
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.291% due 04/25/2042 ~		11,112	11,653

			34,004

NEVADA 0.5%
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)		45,500	5,274

NEW HAMPSHIRE 2.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036		10,597	10,635
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042		4,273	4,106
3.922% due 01/20/2041 ~		2,576	2,496
4.794% due 02/20/2041		3,690	3,780
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025 5.000% due 08/01/2055		5,000	5,010

			26,027

NEW JERSEY 1.8%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)		143	129
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031		2,050	2,057
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036		1,500	1,561
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043		5,000	5,167
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 4.500% due 07/01/2040		1,000	987
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031		2,200	2,279
5.000% due 06/01/2046		6,315	6,150

			18,330

NEW YORK 19.8%
Build NYC Resource Corp. New York Revenue Bonds, Series 2023 5.250% due 07/01/2057		4,000	3,956
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041		4,800	4,696
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055		2,000	2,027
Nassau County, New York General Obligation Bonds, Series 2021 5.000% due 01/01/2058 «		4,402	62
New York City Transitional Finance Authority Future Tax Secured 5.000% due 02/01/2047 (e)	XXX	9,420	9,800
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 2.700% due 02/01/2045		$1,000	1,000
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045		2,300	2,339
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 05/01/2041		1,110	1,087
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045		9,375	8,902
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045		9,250	9,916
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2024 5.000% due 05/01/2047		3,500	3,630
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 02/01/2046 (e)		11,000	11,525
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056		2,800	2,860
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)		21,505	24,455
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037		4,700	5,466
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044		9,250	9,250
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046		7,160	5,279
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047		6,000	5,335
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052		2,000	2,007

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2025 5.250% due 03/15/2050 (e)		17,015	17,966
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039		8,150	7,996
New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040		1,500	1,466
4.000% due 03/15/2047		9,375	8,528
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045		4,100	3,834
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047		12,250	11,293
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054		6,200	6,240
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060		10,500	10,438
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054		1,800	1,785
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 4.000% due 06/01/2050		4,420	3,617
Triborough Bridge & Tunnel Authority 5.250% due 11/15/2050 (e)	XXX	9,750	10,309

			197,064

NORTH CAROLINA 1.3%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041		$4,653	4,468
Inlivian, North Carolina Revenue Bonds, Series 2025 5.050% due 02/01/2043		2,000	2,089
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058		6,500	6,503

			13,060

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)		3,740	0

OHIO 6.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)		82,900	6,063
5.000% due 06/01/2055		13,700	11,063
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036		1,000	1,089
5.000% due 01/01/2038		2,200	2,361
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047		16,310	14,278
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046		4,500	4,097
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049		5,000	4,534
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029		3,450	3,425
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.350% due 09/01/2044		2,200	2,181
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045		10,650	10,563

			59,654

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052		3,600	3,551

OREGON 0.5%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039		3,545	3,409
4.000% due 08/15/2050		1,500	1,276

			4,685

PENNSYLVANIA 3.5%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034		3,000	3,077
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2040		1,750	1,681
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062		13,000	13,475
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058		3,000	3,051
Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017 5.000% due 07/01/2047		9,000	9,003

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	5,000	5,009

		35,296

PUERTO RICO 6.8%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	122,000	5,065
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	5,571	3,739
0.000% due 11/01/2051	10,506	7,289
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	7,250	5,270
4.000% due 07/01/2041	6,900	6,393
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	19,300	6,797
0.000% due 07/01/2051 (c)	76,900	19,711
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	14,660	13,557

		67,821

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	9,450	9,260

SOUTH CAROLINA 1.1%
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2048	3,500	3,596
5.250% due 12/01/2050	6,700	7,034

		10,630

SOUTH DAKOTA 0.2%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	2,100	2,079

TENNESSEE 0.2%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,650	1,651

TEXAS 21.0%
AG East Montgomery County, Texas Improvement District Sales Tax Revenue Bonds, (AGM Insured), Series 2024 4.000% due 08/15/2044	1,600	1,497
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(a)	2,585	129
12.000% due 12/01/2045 ^(a)	4,350	217
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2049	5,000	4,602
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025 5.625% due 06/15/2045	2,000	2,042
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,333
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043 ^(a)	2,931	146
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	3,850	3,814
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.375% due 02/15/2042	2,200	2,192
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	4,000	4,298
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2042	4,500	4,839
Denton Essential Investments Public Facility Corp. 7.095% due 06/02/2059 «~	7,800	7,908
Denton, Texas Essential Investments Public Facility Corp. 6.697% due 01/01/2059 «	5,200	5,067
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	15,205	15,192
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	4,000	3,653
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048 (e)	13,500	13,866
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2049	4,000	4,130
Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	4,045	3,668
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	5,580	4,987
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 2.900% due 12/01/2060	5,000	5,000
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2036	1,000	1,055

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	20,940	19,122
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,537
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2041	5,000	5,351
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046 ^(a)	1,030	981
5.000% due 07/01/2051 ^(a)	135	128
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2040	2,000	2,096
5.000% due 11/01/2055	2,450	2,367
North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	3,000	2,829
San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	5,300	4,883
San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	9,423
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049 (e)	10,000	10,441
Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.250% due 04/01/2046	1,000	944
4.250% due 04/01/2049	1,185	1,068
4.250% due 04/01/2053	1,755	1,534
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	2,000	2,011
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 2.700% due 11/15/2050	13,000	13,000
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 01/01/2056	12,305	13,474
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	152
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	5,510	5,641
Texas Transportation Finance Corp. Revenue Bonds, Series 2025 5.000% due 10/01/2050 (e)	15,000	15,486
Texas Water Development Board Revenue Bonds, Series 2023 4.875% due 10/15/2048	3,200	3,262

		209,365

UTAH 2.4%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,116
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2041	1,750	1,935
5.250% due 06/01/2043	2,300	2,517
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2031	900	900
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2036	1,000	965
Salt Lake City, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2047	8,000	8,003
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	2,500	2,225

		23,661

VIRGINIA 1.9%
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.125% due 10/01/2048	2,210	2,256
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	99,000	2,820
5.000% due 07/01/2034	5,000	4,447
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	11,200	9,564

		19,087

WASHINGTON 0.4%
Vancouver Housing Authority, Washington Revenue Bonds, Series 2025 4.125% due 12/01/2039	3,210	3,093
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	680

		3,773

WEST VIRGINIA 1.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	4,000	4,040
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	9,610	9,342

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	4,900	5,327

		18,709

WISCONSIN 4.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	1,000	700
7.000% due 01/01/2050	9,500	9,999
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(a)	9,500	4,275
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	32,090	2,559
4.000% due 09/30/2051	2,960	2,440
4.000% due 03/31/2056	2,000	1,601
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	2,000	2,003
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2035	500	541
5.000% due 11/15/2036	500	538
5.000% due 11/15/2037	500	535
5.000% due 11/15/2038	600	637
5.250% due 11/15/2050	2,500	2,528
Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025 5.250% due 07/01/2065	15,000	15,008

		43,364

Total Municipal Bonds & Notes (Cost $1,547,787)		1,514,409

U.S. GOVERNMENT AGENCIES 4.7%
Federal Home Loan Mortgage Corp.
3.800% due 01/01/2040	19,589	18,690
3.850% due 01/01/2040	11,300	10,783
4.900% due 02/01/2040	1,968	2,071
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.951% due 12/25/2038 - 01/25/2039 ~	14,082	11,227
3.198% due 01/25/2043 ~	2,600	1,736
4.979% due 01/25/2042 ~	2,400	1,943

Total U.S. Government Agencies (Cost $46,770)		46,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Housing & Redevelopment Authority of Duluth Minnesota 4.950% due 08/01/2042	1,395	1,462

Total Non-Agency Mortgage-Backed Securities (Cost $1,395)		1,462

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
AM Bidco Holdings LLC (b)	247	0

Total Common Stocks (Cost $0)		0

Total Investments in Securities (Cost $1,737,842)		1,704,212

Total Investments 171.1% (Cost $1,737,842)		$1,704,212
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (61.3)%		(610,800)
Other Assets and Liabilities, net (9.8)%		(97,139)

Net Assets Applicable to Common Shareholders 100.0%		$996,273

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)		Security is not accruing income as of the date of this report.
(b)		Security did not produce income within the last twelve months.
(c)		Zero coupon security.
(d)		Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AM Bidco Operations LLC	0.000%	10/21/2027	10/21/2025 - 04/01/2026	$5,351	$5,109	0.51%
Ammons AT Asheville Highway	4.200	10/01/2041	01/09/2025	8,715	8,915	0.90
Bellwood Senior Housing	4.280	10/01/2040	05/01/2025	2,581	2,567	0.26
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870	11/15/2035	10/26/2020	162	129	0.01

				$16,809	$16,720	1.68%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$141,891	$141,891
Municipal Bonds & Notes
Alabama		0	42,393	0	42,393
Alaska		0	6,832	0	6,832
Arizona		0	88,383	0	88,383
Arkansas		0	9,307	0	9,307
California		0	33,154	0	33,154
Colorado		0	63,619	0	63,619
Connecticut		0	21,146	0	21,146
District of Columbia		0	7,849	0	7,849
Florida		0	72,268	0	72,268
Georgia		0	67,029	0	67,029
Illinois		0	110,290	0	110,290
Indiana		0	27,065	0	27,065
Iowa		0	26,913	0	26,913
Kansas		0	57	0	57
Kentucky		0	11,177	0	11,177
Louisiana		0	41,718	0	41,718
Maine		0	1,846	0	1,846
Maryland		0	2,141	0	2,141
Massachusetts		0	6,882	0	6,882
Michigan		0	28,985	0	28,985
Minnesota		0	11,542	0	11,542
Mississippi		0	3,836	0	3,836
Missouri		0	20,874	0	20,874
Montana		0	2,758	0	2,758
Multi-State		0	34,004	0	34,004
Nevada		0	5,274	0	5,274
New Hampshire		0	26,027	0	26,027
New Jersey		0	18,330	0	18,330
New York		0	197,002	62	197,064
North Carolina		0	13,060	0	13,060
Ohio		0	59,654	0	59,654
Oklahoma		0	3,551	0	3,551
Oregon		0	4,685	0	4,685
Pennsylvania		0	35,296	0	35,296
Puerto Rico		0	67,821	0	67,821

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

Rhode Island	0	9,260	0	9,260
South Carolina	0	10,630	0	10,630
South Dakota	0	2,079	0	2,079
Tennessee	0	1,651	0	1,651
Texas	0	196,390	12,975	209,365
Utah	0	23,661	0	23,661
Virginia	0	19,087	0	19,087
Washington	0	3,773	0	3,773
West Virginia	0	18,709	0	18,709
Wisconsin	0	43,364	0	43,364
U.S. Government Agencies	0	46,450	0	46,450
Non-Agency Mortgage-Backed Securities	0	1,462	0	1,462

Total Investments	$0	$1,549,284	$154,928	$1,704,212

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$130,355	$11,884	$(34)	$153	$3	$(470)	$0	$0	$141,891	$(223)
Municipal Bonds & Notes(2)
New York	58	0	0	0	0	4	0	0	62	4
Texas	13,111	0	0	0	0	(136)	0	0	12,975	(133)

Totals	$143,524	$11,884	$(34)	$153	$3	$(602)	$0	$0	$154,928	$(352)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$5,109	Comparable Companies	Revenue Multiple	X	1.800	—
136,782	Discounted Cash Flow	Discount Rate	5.370 – 9.960	6.597
Municipal Bonds & Notes
New York	62	Expected Recovery	Recovery Rate	25.000	—
Texas	12,975	Discounted Cash Flow	Discount Rate	6.640 – 7.040	6.796

Total	$154,928

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Loan Participations and Assignments to Municipal Bonds & Notes since prior fiscal year end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1800 SPV I LLC	06/29/2023	0.9%
1860 SPV I LLC	06/29/2023	3.8%
1830 SPV I LLC	06/29/2023	1.2%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In

Notes to Financial Statements(Cont.)

accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance.  Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the marketderived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CNTY	County Guaranteed	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding